OPERATING SEGMENTS - Schedule of Financial Information by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenue	$ 7,778	$ 7,384
Operating expenses	961	976
Cost of goods sold	2,901	2,608
Depreciation and amortization included in gross profit	932	812
Cost of sales	4,794	4,396
Share of profit from equity accounted investees	209	328
Gross profit	3,193	3,316
Depreciation included in general and administrative	55	50
Other general and administrative	422	394
Other (income) expense	20	(4)
(Gain) loss on disposal of assets	(113)	(21)
Loss on Acquisition (Note 4)	0	616
Results from operating activities	2,809	2,281
Net finance costs	602	561
Earnings before income tax	2,207	1,720
Income tax expense (recovery) (Note 11)	513	(154)
Earnings (loss)	1,694	1,874
Capital expenditures	784	955
Contributions to equity accounted investees	411	371
Wages and salaries	651	576
One Customer | Customer Risk
Disclosure of operating segments [line items]
Revenue	$ 849
Percentage of entity's revenue	10.00%
Pipelines
Disclosure of operating segments [line items]
Revenue	$ 3,316	3,185
Pipelines | Pipeline Transportation
Disclosure of operating segments [line items]
Revenue	506	501
Facilities
Disclosure of operating segments [line items]
Revenue	357	358
Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	4,059	3,796
Marketing & New Ventures | Midstream Sales
Disclosure of operating segments [line items]
Revenue	1,100	845
Unallocated amounts
Disclosure of operating segments [line items]
Revenue	46	45
Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	(1,082)	(970)
Inter-segment revenue | Pipelines
Disclosure of operating segments [line items]
Revenue	(205)	(201)
Inter-segment revenue | Facilities
Disclosure of operating segments [line items]
Revenue	(871)	(769)
Inter-segment revenue | Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	(6)	0
Operating segments | Pipelines
Disclosure of operating segments [line items]
Revenue	3,521	3,386
Operating expenses	804	832
Cost of goods sold	51	40
Depreciation and amortization included in gross profit	641	557
Cost of sales	1,496	1,429
Share of profit from equity accounted investees	1	42
Gross profit	2,026	1,999
Depreciation included in general and administrative	2	3
Other general and administrative	82	65
Other (income) expense	(5)	13
(Gain) loss on disposal of assets	(18)	(13)
Loss on Acquisition (Note 4)		0
Results from operating activities	1,965	1,931
Net finance costs	27	24
Earnings before income tax	1,938	1,907
Income tax expense (recovery) (Note 11)	0	0
Earnings (loss)	1,938	1,907
Capital expenditures	362	539
Contributions to equity accounted investees	0	5
Operating segments | Facilities
Disclosure of operating segments [line items]
Revenue	1,228	1,127
Operating expenses	553	474
Cost of goods sold	0	0
Depreciation and amortization included in gross profit	209	183
Cost of sales	762	657
Share of profit from equity accounted investees	134	231
Gross profit	600	701
Depreciation included in general and administrative	0	0
Other general and administrative	23	23
Other (income) expense	2	3
(Gain) loss on disposal of assets	0	(1)
Loss on Acquisition (Note 4)		0
Results from operating activities	575	676
Net finance costs	13	10
Earnings before income tax	562	666
Income tax expense (recovery) (Note 11)	0	0
Earnings (loss)	562	666
Capital expenditures	376	345
Contributions to equity accounted investees	243	124
Operating segments | Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	4,065	3,796
Operating expenses	30	25
Cost of goods sold	3,524	3,198
Depreciation and amortization included in gross profit	71	64
Cost of sales	3,625	3,287
Share of profit from equity accounted investees	74	55
Gross profit	514	564
Depreciation included in general and administrative	0	0
Other general and administrative	45	48
Other (income) expense	3	(55)
(Gain) loss on disposal of assets	1	(7)
Loss on Acquisition (Note 4)		0
Results from operating activities	465	578
Net finance costs	8	9
Earnings before income tax	457	569
Income tax expense (recovery) (Note 11)	0	0
Earnings (loss)	457	569
Capital expenditures	20	30
Contributions to equity accounted investees	168	242
Corporate & Inter-segment Eliminations
Disclosure of operating segments [line items]
Revenue	(1,036)	(925)
Operating expenses	(426)	(355)
Cost of goods sold	(674)	(630)
Depreciation and amortization included in gross profit	11	8
Cost of sales	(1,089)	(977)
Share of profit from equity accounted investees	0	0
Gross profit	53	52
Depreciation included in general and administrative	53	47
Other general and administrative	272	258
Other (income) expense	20	35
(Gain) loss on disposal of assets	(96)	0
Loss on Acquisition (Note 4)		616
Results from operating activities	(196)	(904)
Net finance costs	554	518
Earnings before income tax	(750)	(1,422)
Income tax expense (recovery) (Note 11)	0	0
Earnings (loss)	(750)	(1,422)
Capital expenditures	26	41
Contributions to equity accounted investees	$ 0	$ 0